INTANGIBLE ASSETS (Details) (USD $)	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
License	$ 651,992	$ 651,992	$ 651,992
Patents	2,376,445	2,117,505	1,854,355
Total intangibles	3,028,437	2,769,497	2,506,347
Accumulated Amortization	(622,503)	(512,645)	(380,356)
Accumulated Amortization	$ 2,405,934	$ 2,256,852	$ 2,125,991